Average Annual Total Returns ((Wells Fargo Advantage Pennsylvania Tax-Free Fund))	0 Months Ended
Aug. 01, 2011
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A
Average Annual Return:
1 Year	(1.98%)
5 Year	2.12%
10 Year	3.42%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.00%)
5 Year	2.12%
10 Year	3.32%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.08%
5 Year	2.41%
10 Year	3.45%
Inception Date of Share Class	Dec. 27, 1990
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class B
Average Annual Return:
1 Year	(3.06%)
5 Year	1.96%
10 Year	3.41%
Inception Date of Share Class	Feb. 01, 1993
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class C
Average Annual Return:
1 Year	0.87%
5 Year	2.31%
10 Year	3.18%
Inception Date of Share Class	Feb. 01, 1993
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Barclays Capital Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.21%
5 Year	4.29%
10 Year	4.93%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Year	4.09%
10 Year	4.83%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class
Average Annual Return:
1 Year	2.89%
5 Year	3.34%
10 Year	4.18%
Inception Date of Share Class	Nov. 24, 1997
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.88%
5 Year	3.33%
10 Year	3.64%
Inception Date of Share Class	Nov. 24, 1997
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.41%
5 Year	3.51%
10 Year	3.72%
Inception Date of Share Class	Nov. 24, 1997
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Barclays Capital Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.21%
5 Year	4.29%
10 Year	4.93%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Year	4.09%
10 Year	4.83%